September 1, 1998




Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

  RE:    Transamerica Occidental Life Insurance Company and
         Transamerica Occidental Life Separate Account VL (File No. 33-2022)

Dear Commissioners:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL ("separate account"), incorporated by reference is the semi-annual report for the underlying fund, the Hudson River Trust, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

Entity:           Hudson River Trust
File No.:         811-04185
CIK No.: 759751
Accession No:      0000950136-98-001582
Date of Filing:   8-28-98

This semi-annual report is for the period ending June 30, 1998, and has been transmitted to contract holders regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

Cc:      Regina Fink, Esq.